Long-term debt - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term Debt1 [Abstract]
Expense relating to short-term leases	$ 3,000	$ 7,000
Variable lease payments	58,000	13,000
Depreciation of right-of-use assets	6,000	5,000
Payments of lease liabilities	6,000	$ 7,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	34,888
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	5,190
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	15,101
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 14,597